Average Annual Total Returns - Invesco Zacks Mid-Cap ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	Zacks Mid-Cap Core Index (reflects no deduction for fees, expenses or taxes) 1Year	Zacks Mid-Cap Core Index (reflects no deduction for fees, expenses or taxes) 5Years	Zacks Mid-Cap Core Index (reflects no deduction for fees, expenses or taxes) 10Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Apr. 02, 2007	0.34%	11.29%	11.55%	0.01%	10.79%	11.09%	0.44%	8.82%	9.40%	1.06%	12.09%	12.35%	17.10%	13.40%	12.41%